Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 28,967	$ 22,444	$ 11,803
Interest expense from financial instruments measured at amortized cost	(29,745)	(19,643)	(6,696)
Net interest income from financial instruments measured at fair value through profit or loss and other	5,455	1,765	1,410
Net interest income	4,678	4,566	6,517
Other net income from financial instruments measured at fair value through profit or loss	12,959	9,934	7,493
Fee and commission income	25,806	20,399	20,846
Fee and commission expense	(2,369)	(1,790)	(1,823)
Net fee and commission income	23,438	18,610	19,023
Other income	1,248	566	1,882
Total revenues	42,323	33,675	34,915
Credit loss expense / (release)	544	143	29
Personnel expenses	19,958	15,655	15,080
General and administrative expenses	16,548	11,118	9,001
Depreciation, amortization and impairment of non-financial assets	2,840	2,238	1,845
Operating expenses	39,346	29,011	25,927
Operating profit / (loss) before tax	2,433	4,521	8,960
Tax expense / (benefit)	900	1,206	1,844
Net profit / (loss)	1,533	3,315	7,116
Profit Loss Attributable To Noncontrolling Interests	51	25	32
Net profit / (loss) attributable to shareholders	$ 1,481	$ 3,290	$ 7,084